Cover	Nov. 10, 2022	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	The Honest Company, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-40378
Entity Tax Identification Number	90-0750205
Entity Address, Address Line One		12130 Millennium Drive
Entity Address, Address Line Two		#500
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90094
City Area Code	888
Local Phone Number	862-8818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001530979
Amendment Flag	false